Investments in associates	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Investments in associates [Text Block]

12. Investments in associates

	2021	2020
	$	$
Balance - January 1	119,219	103,640
Acquisitions (i)	2,366	14,954
Exercise of warrants	1,437	36
Share of loss	(3,950)	(7,657)
Share of other comprehensive income (loss)	(1,665)	1,506
Net gain on ownership dilution (i)	1,847	10,381
Gain on deemed disposals (ii)	-	5,357
Transfers to other investments (ii)	-	(8,998)
Deemed issuance of Osisko common shares held by an associate (iii)	6,100	-
Balance - December 31	125,354	119,219

(i) In June 2020, Osisko participated in a private placement completed by Osisko Mining Inc. ("Osisko Mining"), an associate of the Company, and invested an additional $14.8 million to acquire 4,054,000 units, each unit being comprised of one common share and one-half of one common share purchase warrants (each full warrant allowing its holder to acquire one common share of Osisko Mining for $5.25 for a period of 18 months following the closing of the transaction). The acquisition price was allocated to the investments in associates ($13.6 million) and warrants ($1.2 million). Following the closing of the private placement, Osisko's interest in Osisko Mining was reduced at the time from 15.8% to 14.7%. As a result, a gain on ownership dilution of $10.4 million was recorded under other gains, net on the consolidated statement of income (loss) for the year ended December 31, 2020.

(ii) In 2020, the gain on deemed disposals is related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over the investees.

(iii) Osisko Mining Inc., an associate of Osisko, held common shares of Barkerville Gold Mines Limited ("Barkerville") prior to its acquisition by Osisko in 2019. Following the acquisition of Barkerville, Osisko Mining received common shares of Osisko, which resulted in a deemed repurchase of common shares by the Company and a related reduction in the net investment in Osisko Mining, based on the ownership interest held in Osisko Mining. During the year ended December 31, 2021, Osisko Mining disposed of its shares of Osisko, which resulted in a deemed issuance of common shares by the Company and an increase in the net investment in Osisko Mining.

Material investment

Osisko Mining Inc.

Osisko Mining is a Canadian gold exploration and development company focused on its Windfall Lake gold project. Osisko holds a 2.0% - 3.0% NSR royalty on the Windfall Lake gold project, for which an updated positive preliminary economic assessment was released in April 2021, and a 1% NSR royalty on other properties held by Osisko Mining. The Company invested $14.8 million in Osisko Mining in 2020.

As at December 31, 2021, the Company holds 50,023,569 common shares representing a 14.4% interest in Osisko Mining (14.5% as at December 31, 2020). Based on the fact that one director of Osisko is also a director of Osisko Mining, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Osisko Mining and accounts for its investment using the equity method.

Osisko Metals Incorporated

Osisko Metals Incorporated ("Osisko Metals") is a Canadian base metal exploration and development company with a focus on zinc mineral assets. The company's flagship properties are the Pine Point mining camp, located in the Northwest Territories and the Bathurst mining camp, located in northern New Brunswick. The Company owns a 2.0% NSR royalty on the Pine Point mining camp and a 1% NSR royalty on the Bathurst mining camp.

As at December 31, 2021, the Company holds 31,127,397 common shares representing a 15.4% interest in Osisko Metals (17.4% as at December 31, 2020). Based on the fact that an officer of Osisko Development is also a director of Osisko Metals, and because of other facts and circumstances, the Company concluded that it exercises significant influence over Osisko Metals and accounts for its investment using the equity method.

The financial information of the individually material associates is as follows and includes adjustments to the accounting policies of the associates to conform to those of Osisko (in thousands of dollars):

	Osisko Mining		Osisko Metals
	2021(i)	2020(i)	2021(i)	2020(i)
	$	$	$	$

Current assets	185,307	326,563	5,659	1,616
Non-current assets	664,544	486,492	89,006	91,828
Current liabilities	31,440	43,482	2,676	3,028
Non-current liabilities	109,502	79,316	1,607	2,935
Revenues	-	-	-	-
Net loss from continuing operations and net loss	(8,149)	(33,337)	(4,618)	(9,646)
Other comprehensive (loss) income	(10,730)	11,609	(36)	(9,818)
Comprehensive loss	(18,879)	(21,728)	(4,654)	(19,464)

Carrying value of investment(ii)	98,885	95,379	13,470	14,204
Fair value of investment(ii)	190,590	185,087	12,140	13,696

(i) Information is for the reconstructed twelve months ended September 30, 2021 and 2020.

(ii) As at December 31, 2021 and 2020.

Investments in immaterial associates

The Company has interests in a number of individually immaterial associates that are accounted for using the equity method. The aggregate financial information on these associates is as follows:

	2021	2020
	$	$
Aggregate amount of the Company's share of net loss	(2,286)	(1,981)
Aggregate amount of the Company's share of other comprehensive loss	-	(33)
Aggregate carrying value of investments	12,999	9,636
Aggregate fair value of investments	45,426	20,951